Schedule of investments
Optimum Small-Mid Cap Value Fund
December 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 96.58%
Communication Services — 2.97%
AMC Networks Class A †	30,800	$1,101,716
Cars.com †	56,200	635,060
CenturyLink	93,300	909,675
Entercom Communications Class A	206,300	509,561
Gray Television †	44,500	796,105
Nexstar Media Group Class A	109,854	11,994,958
ViacomCBS Class B	58,700	2,187,162
WideOpenWest †	22,000	234,740
		18,368,977
Consumer Discretionary — 8.39%
American Axle & Manufacturing Holdings †	114,200	952,428
BorgWarner	41,200	1,591,968
Brinker International	33,200	1,878,124
Brunswick	21,300	1,623,912
Capri Holdings †	15,000	630,000
Dick's Sporting Goods	47,100	2,647,491
Foot Locker	41,900	1,694,436
Goodyear Tire & Rubber	70,000	763,700
H&R Block	40,400	640,744
Harley-Davidson	43,800	1,607,460
Haverty Furniture	43,900	1,214,713
Helen of Troy †	10,498	2,332,551
Kohl's	36,100	1,468,909
Lear	11,700	1,860,651
Lithia Motors Class A	33,000	9,658,110
Malibu Boats Class A †	23,400	1,461,096
MDC Holdings	50,600	2,459,160
Modine Manufacturing †	31,800	399,408
Nordstrom	28,400	886,364
ODP	29,100	852,630
Penske Automotive Group	19,700	1,169,983
PulteGroup	53,000	2,285,360
PVH	16,200	1,521,018
Sally Beauty Holdings †	65,000	847,600
Shoe Carnival	31,500	1,234,170
Sleep Number †	14,600	1,195,156
Sonic Automotive Class A	53,300	2,055,781
Tenneco Class A †	26,400	279,840
Toll Brothers	49,500	2,151,765
Whirlpool	10,600	1,913,194
Wyndham Destinations	12,500	560,750
		51,838,472
Consumer Staples — 4.16%
Energizer Holdings	32,000	1,349,760
Hostess Brands †	613,671	8,984,144
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples (continued)
Ingles Markets Class A	35,400	$1,510,164
Ingredion	14,500	1,140,715
J M Smucker	13,700	1,583,720
Molson Coors Beverage Class B	46,900	2,119,411
Nu Skin Enterprises Class A	16,800	917,784
Pilgrim's Pride †	76,400	1,498,204
Spectrum Brands Holdings	33,844	2,672,999
Sprouts Farmers Market †	92,100	1,851,210
Universal	25,300	1,229,833
Weis Markets	18,500	884,485
		25,742,429
Energy — 1.86%
Arch Resources	10,300	450,831
HollyFrontier	60,400	1,561,340
Laredo Petroleum †	5,360	105,592
National Energy Services Reunited †	118,000	1,171,740
Parsley Energy Class A	253,000	3,592,600
PBF Energy Class A	50,100	355,710
Southwestern Energy †	230,000	685,400
Viper Energy Partners	164,800	1,914,976
W&T Offshore †	179,300	389,081
World Fuel Services	39,900	1,243,284
		11,470,554
Financials — 18.66%
Ally Financial	91,200	3,252,192
American Financial Group	27,780	2,434,084
Annaly Capital Management	139,300	1,177,085
Apollo Commercial Real Estate Finance	77,600	866,792
Ares Capital	66,600	1,124,874
Associated Banc-Corp	121,500	2,071,575
Assured Guaranty	34,400	1,083,256
Banco Latinoamericano de Comercio Exterior Class E	59,900	948,217
BankUnited	34,200	1,189,476
Berkshire Hills Bancorp	44,099	754,975
BGC Partners Class A	1,397,800	5,591,200
Brightsphere Investment Group	84,400	1,627,232
Cathay General Bancorp	33,600	1,081,584
CIT Group	61,800	2,218,620
Citizens Financial Group	63,200	2,260,032
CNA Financial	76,437	2,977,985

NQ-OPTSV [12/20] 2/21 (1511670)    1

Schedule of investments
Optimum Small-Mid Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
CNO Financial Group	144,200	$3,205,566
Columbia Banking System	243,745	8,750,445
Customers Bancorp †	58,809	1,069,148
eHealth †	11,000	776,710
Essent Group	26,800	1,157,760
Everest Re Group	6,300	1,474,767
First American Financial	38,200	1,972,266
First Busey	45,200	974,060
First Horizon	200,800	2,562,208
First Merchants	124,915	4,673,070
FS KKR Capital	57,750	956,340
Hancock Whitney	31,300	1,064,826
Hanmi Financial	56,800	644,112
Heritage Insurance Holdings	27,300	276,549
HomeStreet	33,800	1,140,750
Hope Bancorp	122,400	1,335,384
Ladder Capital	79,394	776,473
Lincoln National	33,300	1,675,323
MGIC Investment	107,200	1,345,360
New Mountain Finance	95,300	1,082,608
New Residential Investment	109,700	1,090,418
Oaktree Specialty Lending	4,294	23,917
OFG Bancorp	60,700	1,125,378
Pacific Premier Bancorp	151,645	4,751,038
PacWest Bancorp	419,244	10,648,798
Preferred Bank	26,200	1,322,314
Prospect Capital	160,841	870,150
Radian Group	69,500	1,407,375
Reinsurance Group of America	21,200	2,457,080
Santander Consumer USA Holdings	88,500	1,948,770
Starwood Property Trust	506,686	9,779,040
Synovus Financial	55,900	1,809,483
TCF Financial	28,700	1,062,474
Universal Insurance Holdings	41,300	624,043
Unum Group	75,700	1,736,558
Veritex Holdings	55,200	1,416,432
Victory Capital Holdings Class A	39,300	975,033
Voya Financial	25,200	1,482,012
Zions Bancorp	74,400	3,231,936
		115,335,153
Healthcare — 7.73%
Catalyst Pharmaceuticals †	119,100	397,794
Change Healthcare †	527,100	9,830,415
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
DaVita †	22,800	$2,676,720
Innoviva †	86,900	1,076,691
Jazz Pharmaceuticals †	24,720	4,080,036
Lannett †	44,200	288,184
Lantheus Holdings †	56,200	758,138
Ligand Pharmaceuticals †	94,869	9,434,722
MEDNAX †	32,100	787,734
Owens & Minor	49,800	1,347,090
Quest Diagnostics	11,600	1,382,372
Select Medical Holdings †	83,200	2,301,312
Syneos Health †	137,091	9,340,010
United Therapeutics †	10,700	1,624,153
Universal Health Services Class B	17,920	2,464,000
		47,789,371
Industrials — 15.49%
ACCO Brands	146,000	1,233,700
Acuity Brands	13,900	1,683,151
Alaska Air Group	24,800	1,289,600
Allison Transmission Holdings	55,500	2,393,715
Apogee Enterprises	36,200	1,146,816
ArcBest	27,300	1,164,891
Atkore International Group †	55,800	2,293,938
Atlas Air Worldwide Holdings †	24,100	1,314,414
AZZ	26,000	1,233,440
BWX Technologies	145,100	8,746,628
Colfax †	264,900	10,129,776
Deluxe	29,800	870,160
Ennis	45,800	817,530
Hawaiian Holdings	45,300	801,810
Herman Miller	46,400	1,568,320
Hillenbrand	31,174	1,240,725
Huntington Ingalls Industries	9,200	1,568,416
JetBlue Airways †	109,300	1,589,222
Kaman	104,600	5,975,798
KAR Auction Services	482,682	8,982,712
ManpowerGroup	26,300	2,371,734
MasTec †	18,400	1,254,512
Moog Class A	15,700	1,245,010
Oshkosh	24,800	2,134,536
Owens Corning	22,400	1,697,024
Pitney Bowes	45,300	279,048
Primoris Services	51,384	1,418,713
Quanta Services	12,800	921,856
Regal Beloit	13,100	1,608,811

2    NQ-OPTSV [12/20] 2/21 (1511670)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
Snap-on	9,300	$1,591,602
Spirit AeroSystems Holdings Class A	44,300	1,731,687
Teledyne Technologies †	15,200	5,958,096
Textron	33,800	1,633,554
Timken	37,000	2,862,320
Trinity Industries	222,800	5,879,692
Triton International	43,700	2,119,887
XPO Logistics †	42,000	5,006,400
		95,759,244
Information Technology — 14.54%
ACI Worldwide †	280,895	10,794,795
Amdocs	27,000	1,915,110
Arrow Electronics †	18,700	1,819,510
Avaya Holdings †	47,400	907,710
Ciena †	47,800	2,526,230
Cirrus Logic †	10,400	854,880
Concentrix †	8,900	878,430
CSG Systems International	18,200	820,274
Diodes †	21,910	1,544,655
Dolby Laboratories Class A	1,970	191,346
Ebix	40,273	1,529,166
Euronet Worldwide †	32,165	4,661,352
J2 Global †	158,961	15,528,899
Jabil	74,000	3,147,220
Juniper Networks	67,300	1,514,923
Methode Electronics	33,100	1,267,068
NCR †	67,500	2,535,975
NetApp	32,700	2,166,048
NETGEAR †	23,600	958,868
ON Semiconductor †	51,800	1,695,414
OSI Systems †	3,200	298,304
Sanmina †	59,300	1,891,077
Seagate Technology	17,100	1,062,936
Silicon Motion Technology ADR	208,802	10,053,816
Sykes Enterprises †	45,700	1,721,519
SYNNEX	8,900	724,816
Teradyne	15,600	1,870,284
TTM Technologies †	84,100	1,160,159
Ultra Clean Holdings †	38,400	1,196,160
Verint Systems †	150,500	10,110,590
Western Union	51,400	1,127,716
Xerox Holdings	61,300	1,421,547
		89,896,797
Materials — 11.17%
Arconic †	9,000	268,200
Ashland Global Holdings	96,039	7,606,289
Axalta Coating Systems †	283,262	8,087,130
	Number of shares	Value (US $)
Common Stock (continued)
Materials (continued)
Berry Global Group †	28,000	$1,573,320
Cabot	26,400	1,184,832
Celanese	14,200	1,845,148
Chemours	49,500	1,227,105
Domtar	32,500	1,028,625
Eastman Chemical	19,400	1,945,432
FMC	131,800	15,147,774
Greif Class A	34,400	1,612,672
Huntsman	70,700	1,777,398
Kronos Worldwide	13,800	205,758
O-I Glass	59,800	711,620
Reliance Steel & Aluminum	21,500	2,574,625
Schweitzer-Mauduit International	32,700	1,314,867
Silgan Holdings	375,364	13,918,497
Steel Dynamics	57,300	2,112,651
Trinseo	22,200	1,136,862
Valvoline	71,400	1,652,196
Westrock	48,000	2,089,440
		69,020,441
Real Estate — 10.22%
American Assets Trust	37,200	1,074,336
Apple Hospitality REIT	68,979	890,519
Brixmor Property Group	121,300	2,007,515
CareTrust REIT	57,900	1,284,222
City Office REIT	93,700	915,449
CoreCivic	56,200	368,110
Diversified Healthcare Trust	123,300	507,996
Franklin Street Properties	93,612	409,084
Gaming and Leisure Properties	277,532	11,767,382
Howard Hughes †	84,200	6,645,906
Industrial Logistics Properties Trust	63,789	1,485,646
Invitation Homes	85,400	2,536,380
Kite Realty Group Trust	80,900	1,210,264
Medical Properties Trust	632,300	13,777,817
National Health Investors	20,100	1,390,317
Newmark Group Class A	403,800	2,943,702
Office Properties Income Trust	45,688	1,038,031
Omega Healthcare Investors	39,200	1,423,744
Outfront Media	42,600	833,256
Piedmont Office Realty Trust Class A	78,300	1,270,809
Preferred Apartment Communities Class A	72,100	533,540

NQ-OPTSV [12/20] 2/21 (1511670)    3

Schedule of investments
Optimum Small-Mid Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Real Estate (continued)
Retail Properties of America Class A	73,900	$632,584
Retail Value	5,404	80,358
RPT Realty	104,000	899,600
Sabra Health Care REIT	65,000	1,129,050
Service Properties Trust	104,300	1,198,407
SITE Centers	50,650	512,578
Summit Hotel Properties	63,000	567,630
Tanger Factory Outlet Centers	60,600	603,576
VEREIT	61,580	2,327,108
Xenia Hotels & Resorts	60,500	919,600
		63,184,516
Utilities — 1.39%
MDU Resources Group	62,800	1,654,152
National Fuel Gas	55,200	2,270,376
NRG Energy	52,900	1,986,395
Vistra	136,200	2,677,692
		8,588,615
Total Common Stock (cost $540,117,133)		596,994,569

Limited Partnerships — 0.39%
Rattler Midstream	253,600	2,404,128
Total Limited Partnerships (cost $1,679,739)		2,404,128

Short-Term Investments — 2.87%
Money Market Mutual Funds — 2.87%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	4,444,372	4,444,372
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	4,444,371	4,444,371
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	4,444,371	$4,444,371
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	4,444,371	4,444,371
Total Short-Term Investments (cost $17,777,485)		17,777,485

Total Value of Securities—99.84% (cost $559,574,357)		617,176,182
Receivables and Other Assets Net of Liabilities—0.16%		966,138
Net Assets Applicable to 45,978,509 Shares Outstanding—100.00%		$618,142,320
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
REIT – Real Estate Investment Trust

4    NQ-OPTSV [12/20] 2/21 (1511670)